Long-term investments - Long-term investments (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Equity investments accounted for using the equity method:
Total	¥ 41,442	¥ 16,300
Beijing Sharetimes Technology Co., Ltd.
Equity investments accounted for using the measurement alternative:
Equity investments accounted for using the measurement alternative	30,000
36Kr Global Holding (HK) Limited
Equity investments accounted for using the equity method:
Equity investments accounted for using the equity method	10,466	¥ 16,300
Shanghai Xuanke
Equity investments accounted for using the equity method:
Equity investments accounted for using the equity method	¥ 976